MARKETABLE SECURITIES (Schedule of Marketable Securities Calssified as Available-for-sale Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value	$ 164,301	$ 22,992
Less Than A Year [Member]
Amortized cost	163,988	23,028
Gross unrealized gains	330	3
Gross unrealized losses	(17)	(39)
Fair value	164,301	22,992
Government and corporate debentures - fixed interest rate Less Than A Year [Member]
Amortized cost	148,437	22,028
Gross unrealized gains	329	3
Gross unrealized losses	(15)	(39)
Fair value	148,751	21,992
Government Sponsored Enterprises Less Than A Year [Member]
Amortized cost	12,548
Gross unrealized gains
Gross unrealized losses	(1)
Fair value	12,547
Government and corporate debentures - floating interest rate Less Than A Year[Member]
Amortized cost	3,003	1,000
Gross unrealized gains	1
Gross unrealized losses	(1)
Fair value	3,003	1,000
More Than A Year [Member]
Amortized cost	176,760	47,504
Gross unrealized gains	612	4
Gross unrealized losses	(74)	(283)
Fair value	177,298	47,225
Government and corporate debentures - fixed interest rate More Than A Year [Member]
Amortized cost	135,040	47,504
Gross unrealized gains	595	4
Gross unrealized losses	(65)	(283)
Fair value	135,570	47,225
Government-sponsored enterprises More Than A Year [Member]
Amortized cost	17,579
Gross unrealized gains	9
Gross unrealized losses	(3)
Fair value	17,585
Government and corporate debentures - floating interest rate More Than A Year[Member]
Amortized cost	24,141
Gross unrealized gains	8
Gross unrealized losses	(6)
Fair value	$ 24,143